Business And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business And Summary Of Significant Accounting Policies [Line Items]
Depreciation expense			$ 59,600,000	$ 58,300,000	$ 40,100,000
Capitalized bank fees			12,100,000	6,900,000
Amortization of capitalized bank fees	555,000	377,000	1,712,000	1,521,000	1,761,000
Environmental remediation, compliance and management expenses			15,800,000	15,700,000	12,500,000
Accrued liability relating to environmental remediation			8,300,000	8,200,000
Total costs capitalized			18,100,000	16,400,000
Amortization expense			1,400,000	1,600,000	1,600,000
Deferred costs			9,300,000	6,400,000
Amortized costs			7,400,000	3,400,000
Capitalized Bank Fees [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Amortization of capitalized bank fees			$ 1,700,000	$ 1,400,000	$ 1,800,000